NON-CONTROLLING INTERESTS - Summary of Redeemable Non-Controlling Interest Activities (Details)	5 Months Ended
Jun. 02, 2021 CNY (¥)
NON-CONTROLLING INTERESTS
Balance at the beginning of the period	¥ 48,498,368
Less: Comprehensive loss attributable to redeemable non-controlling interests during the period	(714,121)
Accretion of redeemable non-controlling interests	2,283,089
Balance at the end of the period	¥ 50,067,336